Segment Information (Details 4) (Accounts Receivable, Geographic concentration, Foreign Country, USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable | Geographic concentration | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 266,510,000	$ 340,748,000